RELATED PARTY TRANSACTIONS (Details Narrative)				1 Months Ended		3 Months Ended			12 Months Ended
	Nov. 03, 2021 USD ($) $ / shares shares	Sep. 12, 2018	Aug. 28, 2018 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jan. 31, 2022 USD ($) shares	Jan. 31, 2022 CAD ($) shares	Jan. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CAD ($)	Nov. 03, 2021 CAD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Director and officer aggregate amount									$ 987,912
Costs and expenses related party									696,431
Related party transaction remaining balance									291,481
Deposit held related parties									486,462
Due to related parties						$ 1,092,786			1,026,817		$ 843,990
Share-based payment arrangement, expense						2,900,000			2,900,000
Salaries management and consulting fees						747,589			3,020,102		1,785,032
Consulting fees						23,587	$ 30,000		95,390	$ 120,000	35,771	$ 45,000
Director and officer									20,000
Payments for rent				$ 7,700	$ 9,794
Number of common stock issued						$ 546,697		$ 1,256,934	6,841,169		376,997
Number of common stock issued, shares | shares
Fair value of share issue	$ 4,796,832												$ 5,956,226
Related Party Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of common stock issued, shares | shares	9,163,425
Share price | $ / shares	$ 0.65
Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Director and officer aggregate amount									2,292,912
Costs and expenses related party									2,097,931
Related party transaction remaining balance									194,981
Directors and Officers [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Directors officers and related parties stock based compensation									$ 10,248,013		$ 300,211
Director Andr Officer [Member] | Related Party Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Equity method investment, ownership percentage		5.00%
Number of common stock issued			$ 5,000,000